UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

VAN ECK FUNDS
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Van Eck Funds
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

 ITEM 1. Schedule of Investments.

EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

Number of Shares					Value

COMMON STOCKS: 93.3%
Brazil: 10.9%
109,000	Anhanguera Educacional Participacoes S.A.				$ 1,569,708
135,000	BR Malls Participacoes S.A.				1,594,174
108,300	BR Properties S.A.				783,163
35,000	Cia Hering				687,660
172,000	Diagnosticos da America S.A.				1,498,175
20,000	Drogasil S.A.				313,662
90,000	Hypermarcas S.A. *				1,098,209
150,000	Localiza Rent A Car S.A.				1,577,305
33,000	Marisa S.A.				293,193
30,600	Petroleo Brasileiro S.A. (ADR)				1,361,394
115,000	Rossi Residencial S.A.				795,400
12,000	Totvs S.A.				720,668
					12,292,711

China / Hong Kong: 19.0%
1,020,000	China High Precision Automation Group Ltd. *				672,621
364,000	China Oilfield Services Ltd. #				533,886
1,205,000	China Shanshui Cement Group Ltd. #				672,676
730,000	Fu Ji Food & Catering Services Holdings Ltd. #				-
1,050,000	Fushan International Energy Group Ltd. #				796,440
30,500	Home Inns & Hotels Management, Inc. (ADR) *				998,570
4,700,000	I.T Ltd. * #				822,342
1,349,000	Ju Teng International Holdings Ltd. #				1,301,654
405,000	Lianhua Supermarket Holdings Co. Ltd. #				1,456,375
2,700,000	Ming Fai International Holdings Ltd. #				633,772
1,480,000	Pacific Basin Shipping Ltd. #				1,174,699
1,400,000	Peace Mark Holdings Ltd. * #				-
4,758,831	Qin Jia Yuan Media Services Co. Ltd. #				900,094
7,200,000	REXLot Holdings Ltd. #				1,028,251
1,210,000	Sa Sa International Holdings Ltd. #				943,760
2,495,000	SJM Holdings Ltd. #				1,646,879
2,260,000	Soho China Ltd. #				1,278,449
1,355,000	Techtronic Industries Co. #				1,097,880
135,500	Tencent Holdings Ltd. #				2,715,027
1,305,400	Tian An China Investment Co. Ltd. #				822,670
215,000	Tsingtao Brewery Co Ltd. #				1,080,931
370,000	Yanzhou Coal Mining Co. Ltd. #				890,276
					21,467,252

Georgia: 0.6%
61,483	Bank of Georgia Reg S (GDR) *				682,461

India: 7.7%
12,000	Advanta India Ltd. #				163,789
182,000	Crompton Greaves Ltd. #				1,057,896
35,500	Financial Technologies India Ltd. #				1,237,854
75,000	Godrej Consumer Products Ltd. #				436,743
450,000	Gujarat NRE Coke Ltd. #				875,117
457,900	Hirco PLC (GBP) * #				934,531
77,000	Housing Development & Infrastructure Ltd. * #				490,094
65,000	Mundra Port and Special Economic Zone Ltd. #				1,142,230
277,000	Rolta India Ltd. #				1,103,448
108,885	Shriram Transport Finance Co. Ltd. #				1,276,909
					8,718,611

Indonesia: 2.3%
4,000,000	Adaro Energy Tbk PT #				859,341
9,404,500	Mitra Adiperkasa Tbk PT * #				723,148
2,190,000	Perusahaan Gas Negara PT #				1,020,627
					2,603,116

Israel: 0.2%
68,000	Queenco Leisure International Ltd. (GDR) * R				275,534

Kazakhstan: 3.6%
80,385	Chagala Group Ltd. (GDR) *				253,213
45,000	Eurasian Natural Resources Corp. (GBP) #				813,109
88,000	Halyk Savings Bank of Kazakhstan (GDR) * #				957,243
165,000	Kazakhstan Kagazy PLC (GDR) *				41,250
197,400	Kazakhstan Kagazy PLC (GDR) * # R				49,350
78,000	KazMunaiGas Exploration Reg S (GDR) #				1,922,595
					4,036,760

Malaysia: 0.6%
731,700	CB Industrial Product Holding BHD #				654,472

Mexico: 3.0%
144,000	Banco Compartamos, S.A. de C.V. *				811,909
48,000	First Cash Financial Services, Inc. *				1,035,360
435,900	Genomma Lab Internacional, S.A. de C.V. *				1,514,258
					3,361,527

Panama: 1.0%
18,000	Copa Holdings S.A. (Class A)				1,094,400

Peru: 0.8%
10,000	Credicorp Ltd. (USD)				881,800

Philippines: 0.9%
2,700,000	Alliance Global Group, Inc. * #				327,860
23,300,000	Megaworld Corp. #				657,607
5,720,000	Megaworld Corp. Warrants *
	(PHP 1.00, expiring 4/28/14)				69,617
					1,055,084

Poland: 1.3%
400,000	International Personal Finance PLC #				1,459,162

Russia: 6.9%
115,000	Globaltrans Investment PLC Reg S (GDR) #				1,491,916
27,000	Lukoil (ADR)				1,530,900
93,000	Novorossiysk Sea Trade Port Reg S (GDR) *				1,274,100
34,000	Pharmstandard Reg S (GDR) * #				840,063
410,000	Sberbank RF				1,196,659
117,900	Sistema Hals Reg S (GDR) *				194,535
36,000	X5 Retail Group NV (GDR) *				1,263,396
					7,791,569

Singapore: 2.0%
1,300,000	CSE Global Ltd. #				919,347
300,000	Noble Group Ltd. #				655,010
150,000	Wilmar International Ltd. #				716,909
					2,291,266

South Africa: 5.1%
25,000	African Rainbow Minerals Ltd. (GBP) #				657,815
47,412	Bidvest Group Ltd. #				887,203
54,000	Naspers Ltd. #				2,341,370
100,000	Spar Group Ltd. #				1,022,345
53,224	Standard Bank Group Ltd. #				833,598
					5,742,331

South Korea: 12.2%
6,850	Cheil Worldwide, Inc. #				2,028,751
28,700	CJ O Home Shopping Co. Ltd. * #				1,825,743
59,270	Hynix Semiconductor, Inc. * #				1,398,751
11,800	Hyundai Mobis Co. Ltd. #				1,563,776
7,710	Lotte Shopping Co. #				2,234,077
37,400	Nanotronix Co. Ltd. * #				242,881
18,200	Samsung Card Co. #				825,485
1,950	Samsung Electronics Co. Ltd. #				1,409,839
8,800	Samsung Techwin Co. Ltd. #				660,252
75,500	Woongjin Thinkbig Co. Ltd. #				1,679,974
					13,869,529

Taiwan: 10.7%
1,570,000	Advanced Semiconductor Engineering, Inc. #				1,428,591
660,000	China Ecotek Corp. #				993,197
611,600	Lumax International Corp. Ltd. #				1,106,176
113,144	MediaTek, Inc. #				1,963,786
373,000	Powertech Technology, Inc. #				1,332,453
75,000	Richtek Technology Corp. #				802,594
155,000	Simplo Technology Co. Ltd. #				883,330
915,000	Uni-President Enterprises Corp. #				1,041,956
1,009,692	Wistron Corp. #				1,834,330
70,000	Young Fast Optoelectronics Co. Ltd. #				741,740
					12,128,153
Thailand: 2.0%
285,000	Bangkok Bank PCL (NVDR) #				1,157,447
1,370,000	Tisco Financial Group PLC (NVDR) #				1,142,507
					2,299,954

Turkey: 1.8%
12,000	BIM Birlesik Magazalar A.S. #				623,775
502,381	Sinpas Gayrimenkul Yatirim Ortakligi A.S. * #				841,363
130,000	Turkiye Garanti Bankasi A.S. #				609,425
					2,074,563

United Arab Emirates Abu Dhabi: 0.6%
130,000	First Gulf Bank PJSC				635,805

Zimbabwe: 0.1%
750,000	Commercial Bank of Zimbabwe				127,500
Total Common Stocks
(Cost: $89,640,610)					105,543,560

PREFERRED STOCKS: 2.2%
(Cost: $247,951)
Brazil: 2.2%
90,988	Cia Vale do Rio Doce				2,524,957

MONEY MARKET FUND: 3.4%
(Cost: $3,914,107)
United States: 3.4%
3,914,107	AIM Treasury Portfolio - Institutional Class				3,914,107

Total Investments: 98.9%
(Cost: $93,802,668)					111,982,624
Other assets less liabilities: 1.1%					1,218,336
NET ASSETS: 100.0%					$ 113,200,960

ADR American Depositary Receipt
GBP British Pound
GDR Global Depositary Receipt
NVDR Non Voting Depository Receipt
PHP Philippine Peso
USD United States Dollar

* Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $78,696,961, which represents 69.5% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $324,884, or 0.2% of net assets.

Reg S
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $98,553,169 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$ 28,219,718
Gross Unrealized Depreciation					(14,790,263)
Net Unrealized Appreciation					$ 13,429,455

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
Kazakhstan Kagazy PLC (GDR) (a)	7/19/2007	510,300	$ 2,551,500	$ 49,350	0.0%
Queenco Leisure International Ltd. 144A (a)	7/3/2007	182,500	3,481,828	275,534	0.2
(a)-Illiquid Security			$ 6,033,328	$ 324,884	0.2%

				% of
Summary of Investments by Industry (unaudited)				Investments	Value
Basic Materials				4.4%	$ 4,973,466
Communications				8.8	9,908,097
Consumer, Cyclical				12.9	14,450,995
Consumer, Non-cyclical				15.1	16,882,378
Diversified				1.7	1,870,073
Energy				7.7	8,577,293
Financial				19.1	21,412,412
Industrial				10.7	11,984,492
Technology				15.2	16,988,684
Utilities				0.9	1,020,627
Total Common and Preferred Stocks				96.5%	108,068,517
Money Market Fund				3.5	3,914,107
				100.0%	$ 111,982,624

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Brazil		$ 12,292,711	$ -	$ -	$ 12,292,711
China / Hong Kong		1,671,191	19,796,061	-	21,467,252
Georgia		682,461	-	-	682,461
India		-	8,718,611	-	8,718,611
Indonesia		-	2,603,116	-	2,603,116
Israel		275,534	-	-	275,534
Kazakhstan		294,463	3,742,297	-	4,036,760
Malaysia		-	654,472	-	654,472
Mexico		3,361,527	-	-	3,361,527
Panama		1,094,400	-	-	1,094,400
Peru		881,800	-	-	881,800
Philippines		69,617	985,467	-	1,055,084
Poland		-	1,459,162	-	1,459,162
Russia		5,459,590	2,331,979	-	7,791,569
Singapore		-	2,291,266	-	2,291,266
South Africa		-	5,742,331	-	5,742,331
South Korea		-	13,869,529	-	13,869,529
Taiwan		-	12,128,153	-	12,128,153
Thailand		-	2,299,954	-	2,299,954
Turkey		-	2,074,563	-	2,074,563
United Arab Emirates Abu Dhabi		635,805	-	-	635,805
Zimbabwe		127,500	-	-	127,500
Preferred Stocks:
Brazil		2,524,957	-	-	2,524,957

Money Market Fund:
United States		3,914,107	-	-	3,914,107
Total		$ 33,285,663	$ 78,696,961	$ -	$ 111,982,624

See Note to Schedules of Investments

GLOBAL HARD ASSETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

Number of Shares					Value
COMMON STOCKS: 94.6%
Australia: 1.0%
643,800		Woodside Petroleum Ltd. #			$ 27,706,074

Brazil: 1.9%
1,170,900	Petroleo Brasileiro S.A. (ADR)				52,093,341

Canada: 11.8%
707,700		Brazilian Resources, Inc. * #			-
523,200		First Quantum Minerals Ltd.			43,050,090
3,787,300		IAMGOLD Corp. (USD)			50,068,106
146,172		Kinross Gold Corp.			2,499,884
1,229,300		Kinross Gold Corp. (USD)			21,008,737
3,738,000		Osisko Mining Corp. *			32,571,555
2,471,100	Pacific Rubiales Energy Corp. *				48,003,547
571,050	Petrolifera Petroleum Ltd. * R				539,761
3,426,500		Red Back Mining, Inc. *			70,004,308
1,706,000		Suncor Energy, Inc.			55,513,240
193,400		TimberWest Forest Corp.			856,890
					324,116,118

Kazakhstan: 1.2%
1,368,700	KazMunaiGas Exploration Reg S (GDR) #				33,736,605

Kuwait: 0.4%
14,368,991	Kuwait Energy Co. K.S.C.C. * # R				11,383,387

Norway: 1.4%
1,613,000		Seadrill Ltd. #			37,748,125

United Kingdom: 9.2%
8,423,100		Afren PLC * #			13,083,966
1,421,000		African Minerals Ltd. * #			7,919,946
435,000		African Minerals Ltd. * # R			2,424,473
1,259,200		BHP Billiton PLC #			43,036,967
2,831,100		Heritage Oil Ltd. * #			24,090,418
848,826	Randgold Resources Ltd. (ADR)				65,215,302
143,800		Rio Tinto PLC (ADR)			34,041,774
468,000		Vedanta Resources PLC #			19,704,581
2,274,200		Xstrata PLC #			43,042,226
					252,559,653

United States: 67.7%
1,817,900		AK Steel Holding Corp.			41,557,194
1,610,200	Alpha Natural Resources, Inc. *				80,332,878
1,455,900		Anadarko Petroleum Corp.			106,033,197
544,400		Apache Corp.			55,256,600
811,200		Archer-Daniels-Midland Co.			23,443,680
1,368,800		Berry Petroleum Co.			38,545,408
2,402,500		Brigham Exploration Co. *			38,319,875
1,234,900	Cameron International Corp. *				52,927,814
957,900		Cimarex Energy Co.			56,880,102
903,450		Concho Resources, Inc. *			45,497,742
280,800		Consol Energy, Inc.			11,978,928
871,200		Crimson Exploration, Inc. *			2,543,904
832,600		Dril-Quip, Inc. *			50,655,384
369,000		Ellora Oil & Gas, Inc. * # R			2,952,000
481,500		EOG Resources, Inc.			44,750,610
581,800	EQT Corp.				23,853,800
4,980,100		Far East Energy Corp. * #			2,141,443
996,020	Far East Energy Corp. Warrants * # R
		($1.25, expiring 12/22/14)			425,301
1,155,700	Freeport-McMoRan Copper & Gold, Inc.				96,547,178
1,219,700		General Electric Co.			22,198,540
365,300	Green Plains Renewable Energy, Inc. *				5,212,831
2,758,700		Halliburton Co.			83,119,631
749,500	Holly Corp.				20,918,545
1,959,300		Key Energy Services, Inc. *			18,711,315
3,535,300		Louisiana-Pacific Corp. *			31,994,465
1,601,900		Mariner Energy, Inc. *			23,980,443
1,027,400		Massey Energy Co.			53,722,746
315,200		Monsanto Co.			22,511,584
360,398		MYR Group, Inc. *			5,878,091
1,836,175		Newfield Exploration Co. *			95,572,909
1,489,100	Noble Corp.				62,274,162
908,600		Noble Energy, Inc.			66,327,800
430,600		NRG Energy, Inc. *			8,999,540
1,084,000		Occidental Petroleum Corp.			91,641,360
513,000	Oceaneering International, Inc. *				32,570,370
532,200		Penn Virginia Corp.			13,038,900
2,648,400		Petrohawk Energy Corp. *			53,709,552
587,300	Pioneer Natural Resources Co.				33,076,736
598,300		Questar Corp.			25,846,560
4,323,100	Quicksilver Resources, Inc. *				60,826,017
1,241,600		Schlumberger Ltd.			78,791,936
1,345,200		Steel Dynamics, Inc.			23,500,644
885,700		Terex Corp. *			20,114,247
660,616		Transocean, Inc. *			57,064,010
4,475,300	Weatherford International Ltd. *				70,978,258
					1,857,224,230
Total Common Stocks
(Cost: $2,144,339,537)					2,596,567,533

MONEY MARKET FUND: 5.0%
(Cost: $137,004,784)
United States: 5.0%
137,004,784	AIM Treasury Portfolio - Institutional Class				137,004,784

Total Investments: 99.6%
(Cost: $2,281,344,321)					2,733,572,317
Other assets less liabilities: 0.4%					11,235,121
NET ASSETS: 100.0%					$ 2,744,807,438

ADR		American Depositary Receipt
GDR	Global Depositary Receipt
USD	United States Dollar

The aggregate cost of investments owned for Federal income tax purposes is $2,298,248,670 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$ 474,897,168
Gross Unrealized Depreciation					(39,573,521)
Net Unrealized Appreciation					$ 435,323,647

*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $269,395,512, which represents 9.8% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $17,724,922, or 0.6% of net assets.

Reg S
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
African Minerals Ltd.	1/21/2010	435,000	$ 2,833,678	$ 2,424,473	0.1%
Ellora Oil & Gas, Inc. (a)	6/30/2006	369,000	4,428,000	2,952,000	0.1
Far East Corp. Warrants	12/22/2009	996,020	-	425,301	0.0
Kuwait Energy Co. KSCC (a)	8/6/2008	14,368,991	10,862,672	11,383,387	0.4
Petrolifera Petroleum Ltd.	3/7/2005	571,050	507,487	539,761	0.0
			$ 18,631,837	17,724,922	0.6%
(a) - Illiquid security

				% of
Summary of Investments by Industry (unaudited)				Investments	Value
Basic Industry				3.5%	$ 95,572,909
Capital Goods				3.7	102,645,736
Chemicals				0.9	24,589,406
Energy				67.4	1,842,742,047
Industrial Metals				11.1	302,729,390
Paper and Forest				3.4	92,427,840
Precious Metals				5.0	135,860,205
Total Common Stocks				95.0	2,596,567,533
Money Market Fund				5.0	137,004,784
				100.0%	$ 2,733,572,317

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Australia		$ -	$ 27,706,074	$ -	$ 27,706,074
Brazil		52,093,341	-	-	52,093,341
Canada		324,116,118	-	-	324,116,118
Kazakhstan		-	33,736,605	-	33,736,605
Kuwait		-	-	11,383,387	11,383,387
Norway		-	37,748,125	-	37,748,125
United Kingdom		99,257,076	153,302,577	-	252,559,653
United States		1,851,705,486	2,566,744	2,952,000	1,857,224,230
Money Market Fund:
United States		137,004,784	-	-	137,004,784
Total		$ 2,464,176,805	$ 255,060,125	$ 14,335,387	$ 2,733,572,317

The following table reconciles the valuation of the Global Hard Assets Fund's Level 3 investment securities and related transactions during the period ended March 31, 2010:

Balance as of 12/31/09					$ 12,940,445
Realized gain (loss)					-
Change in unrealized appreciation (depreciation)					1,394,942
Net purchases (sales)					-
Transfers in and/or out of level 3					-
Balance as of 3/31/10					$ 14,335,387

See Note to Schedules of Investments

INTERNATIONAL INVESTORS GOLD FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

	Number of Shares					Value
COMMON STOCKS: 92.5%
	Australia: 10.0%
	6,309,000	Andean Resources Ltd. * #				$ 15,442,495
	3,500,000	Catalpa Resources Ltd. * #				4,858,435
	184,212	Catalpa Resources Ltd. Rights *
		(AUD 1.25, expiring 4/9/10)				37,189
	1,320,146	Eldorado Gold Corp. (CDI) *				15,748,621
	426,300	Gryphon Minerals Ltd. * #				215,386
	7,898,384	Lihir Gold Ltd. #				22,201,154
	905,725	Newcrest Mining Ltd. #				27,307,443
	4,521,260	Perseus Mining Ltd. * #				8,270,506
						94,081,229

	Canada: 61.1%
	310,440	Agnico-Eagle Mines Ltd.				17,342,948
	472,333	Agnico-Eagle Mines Ltd. (USD)				26,294,778
	1,510,000	Amarillo Gold Corp. *				892,040
	1,610,800	Andina Minerals, Inc. *				1,871,456
	1,440,000	Argonaut Gold Ltd. * R				4,253,434
	720,000	Argonaut Gold Ltd. Warrants * R
		(CAD 4.50, expiring 12/29/12)				354,453
	1,377,900	AuEx Ventures, Inc. *				4,110,704
	390,000	Aurizon Mines Ltd. *				1,856,400
	3,050,000	Aurizon Mines Ltd. (USD) *				14,354,354
	1,000,000	AXMIN, Inc. * R				73,844
	940,000	Bear Creek Mining Corp. *				3,516,960
	948,000	Bear Creek Mining Corp. * R				3,546,891
	1,500,000	Brett Resources Inc. *				4,445,429
	560,000	Eastmain Resources, Inc. *				799,488
	1,839,000	Eastmain Resources, Inc. * R				2,625,462
	919,500	Eastmain Resources, Inc. Warrants * # R
		(CAD 2.00, expiring 7/3/10)				15,391
	1,367,000	Eldorado Gold Corp. *				16,595,392
	40,000	Eldorado Gold Corp. (USD) *				483,200
	2,173,900	European Goldfields Ltd. *				14,961,415
	1,841,900	Evolving Gold Corp. *				1,487,085
	639,300	Fortuna Silver Mines, Inc. *				1,636,568
	15,000	Franco-Nevada Corp.				402,452
	570,000	Franco-Nevada Corp. R				15,293,162
	118,600	Gammon Gold, Inc. *				848,936
	231,700	Gammon Gold, Inc. (USD) *				1,665,923
	5,031,000	Gleichen Resources Ltd. *				5,250,687
	159,030	Gold Wheaton Corp. Warrants * R
		(CAD 1.00, expiring 7/8/13)				47,365
	437,500	Goldcorp, Inc.				16,347,290
	1,107,897	Goldcorp, Inc. (USD)				41,235,926
	17,500	Goldcorp, Inc. Warrants *
		(CAD 45.75, expiring 6/9/11)				77,537
	3,145,000	Great Basin Gold Ltd. *				5,357,013
	550,000	Great Basin Gold Ltd. (USD) *				951,500
	300,000	Great Basin Gold Ltd. (USD) * R				519,000
	1,000,000	Great Basin Gold Ltd. Warrants *
		(CAD 1.60, expiring 10/15/10)				295,377
	2,046,000	Guyana Goldfields, Inc. *				12,993,354
	802,800	IAMGOLD Corp.				10,670,802
	2,902,200	IAMGOLD Corp. (USD)				38,367,084
	450,000	International Tower Hill Mines Ltd. *				2,609,659
	901,000	Keegan Resources, Inc. *				5,402,540
	372,437	Kinross Gold Corp.				6,369,547
	222,350	Kinross Gold Corp. R				3,802,707
	2,318,738	Kinross Gold Corp. (USD)				39,627,232
	156,618	Kinross Gold Corp. Warrants *
		(CAD 32.00, expiring 9/3/13)				437,941
	601,500	Minco Silver Corp. *				1,178,541
	855,170	New Gold, Inc. *				3,679,509
	3,382,630	New Gold, Inc. (USD) *				14,748,267
	1,026,170	New Gold, Inc. (USD) * R				4,474,101
	1,130,850	New Gold, Inc. Warrants * R
		(CAD 15.00, expiring 4/3/12)				38,970
	770,000	Northgate Minerals Corp. *				2,312,312
	666,666	Northgate Minerals Corp. * R				2,002,000
	1,066,875	Orezone Gold Corp. *				714,296
	1,373,200	Osisko Mining Corp. *				11,965,559
	1,093,333	Osisko Mining Corp. * R				9,526,904
	602,124	PAN American Silver Corp.				13,860,739
	341,000	PAN American Silver Corp. (USD)				7,894,150
	103,000	PAN American Silver Corp. Reg S Warrants * #
		(CAD 35.00, expiring 12/7/14)				407,274
	855,000	Pediment Gold Corp. * R				1,203,810
	514,500	Premier Gold Mines Ltd. *				2,147,866
	1,060,000	Rainy River Resources Ltd. *				6,105,450
	2,868,555	Red Back Mining, Inc. *				58,605,343
	350,000	Red Back Mining, Inc. * R				7,150,593
	5,114,000	San Gold Corp. *				15,911,229
	408,375	Silver Wheaton Corp. *				6,413,214
	1,965,000	Silver Wheaton Corp. (USD) *				30,811,200
	2,670,000	Silvercorp Metals, Inc.				18,323,143
	18,611	Silver Wheaton Corp. Warrants *
		(CAD 4.00, expiring 9/5/13)				104,222
	315,000	Volta Resources, Inc. *				421,799
	565,000	Ventana Gold Corp. *				5,229,164
	1,188,981	Yamana Gold, Inc.				11,765,135
	694,597	Yamana Gold, Inc. (USD)				6,841,780
						573,927,296

	Mexico: 1.0%
	724,000	Fresnillo PLC (GBP) #				9,324,137

	South Africa: 4.5%
	507,000	AngloGold Ashanti Ltd. (ADR)				19,240,650
	1,310,000	Gold Fields Ltd. (ADR)				16,532,200
	650,000	Mvelaphanda Resources Ltd. * #				4,043,688
	306,000	Northern Platinum Ltd. #				2,014,234
						41,830,772

	United Kingdom: 10.6%
	2,300,000	African Barrick Gold Ltd. *				20,365,596
	1,028,000	Randgold Resources Ltd. (ADR)				78,981,240
						99,346,836

	United States: 5.3%
	2,470,250	Capital Gold Corp. *				8,547,065
	459,000	Newmont Mining Corp.				23,376,870
	2,085,000	Northgate Minerals Corp. *				6,255,000
	253,100	Royal Gold, Inc.				11,695,751
						49,874,686

	Total Common Stocks
	(Cost: $393,454,747)					868,384,956

EXCHANGE TRADED FUND: 4.1%
	(Cost: $35,507,343)
	United States: 4.1%
	359,000	SPDR Gold Trust *				39,113,050

MONEY MARKET FUND: 3.1%
	(Cost: $29,180,252)
	29,180,252	AIM Treasury Portfolio - Institutional Class				29,180,252

	Total Investments: 99.7%
	(Cost: $458,142,342)					936,678,258
Other assets less liabilities: 0.3%						2,439,377
	NET ASSETS: 100.0%					$ 939,117,635

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CDI	CHESS Depositary Interests
GBP	British Pound
USD	United States Dollar
*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $94,100,143, which represents 10.0% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $54,928,087, or 5.8% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $527,106,761 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation						$ 486,440,520
Gross Unrealized Depreciation						(76,869,023)
	Net Unrealized Depreciation					$ 409,571,497

Restricted securities held by the Fund are as follows:
		Acquisition	Number	Acquisition		% of
	Security	Date	of Shares	Cost	Value	Net Assets
	Argonaut Gold, Inc.	11/13/09	1,440,000	$ 4,090,715	$ 4,253,434	0.4%
	Argonaut Gold, Inc. Warrants	11/13/09	720,000	-	354,453	0.0
	AXMIN, Inc.	11/16/01	1,000,000	157,230	73,844	0.0
	Bear Creek Mining Corp.	8/15/05	948,000	2,865,287	3,546,891	0.4
	Eastmain Resources, Inc.	6/13/08	1,839,000	2,503,501	2,625,462	0.3
	Eastmain Resources, Inc. Warrants	6/13/08	919,500	-	15,391	0.0
	Franco-Nevada Corp.	11/30/07	570,000	8,687,456	15,293,162	1.6
	Gold Wheaton Corp. Warrants	6/19/08	159,030	-	47,365	0.0
	Great Basin Gold Ltd.	5/28/02	300,000	293,351	519,000	0.1
	Kinross Gold Corp.	10/22/07	222,350	983,691	3,802,707	0.4
	New Gold, Inc.	3/9/07	1,026,170	2,350,456	4,474,101	0.5
	New Gold, Inc. Warrants	9/9/07	1,130,850	-	38,970	0.0
	Northgate Minerals Corp.	10/16/02	666,666	781,921	2,002,000	0.2
	Osisko Mining Corp.	9/14/09	1,093,333	2,959,754	9,526,904	1.0
	Pediment Gold Corp.	11/21/07	855,000	2,648,021	1,203,810	0.1
	Red Back Mining, Inc.	11/21/08	350,000	958,416	7,150,593	0.8
				$ 29,279,799	$ 54,928,087	5.8%

					% of
Summary of Investments by Industry (unaudited)					Investments	Value
	Diversified Minerals				0.9%	$ 7,879,272
	Gold Mining				78.0	730,223,626
	Metal-Copper				1.1	10,504,892
	Platinum				0.7	6,479,721
	Precious Metals				5.9	55,432,444
	Silver Mining				6.2	57,865,001
	Total Common Stocks				92.8	868,384,956
	Exchange Traded Fund				4.2	39,113,050
	Money Market Fund				3.1	29,180,252
					100.0%	$ 936,678,258

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

				Level 2	Level 3
			Level 1	Significant	Significant	Fair Value
			Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
	Australia		$ 15,785,810	$ 78,080,033	$ -	$ 93,865,843
	Canada		571,342,042	422,665	-	571,764,707
	Mexico		-	9,324,137	-	9,324,137
	South Africa		35,772,850	6,057,922	-	41,830,772
	United Kingdom		99,346,836	-	-	99,346,836
	United States		52,037,275	215,386	-	52,252,661

	Exchange Traded Fund:
	United States		39,113,050	-	-	39,113,050

	Money Market Fund:
	United States		29,180,252	-	-	29,180,252
Total			$ 842,578,115	$ 94,100,143	$ -	$ 936,678,258

See Note to Schedules of Investments

MULTI-MANAGER ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

	Number of Shares					Value
COMMON STOCKS: 13.5%
	Basic Materials: 1.2%
	1,600	Buckeye Technologies, Inc. *				$ 20,928
	4,910	Eurasian Natural Resources Corp. PLC (GBP) #				88,719
	2,700	Ferro Corp. *				23,733
	4,600	ICO, Inc.				37,168
	1,200	Methanex Corp.				29,172
	4,600	Northgate Minerals Corp. *				13,800
	1,700	PH Glatfelter Co.				24,633
						238,153

	Communications: 0.6%
	1,400	Comcast Corp.				26,348
	1,400	Courier Corp.				23,114
	1,100	Entercom Communications Corp.				13,079
	1,100	Fisher Communications, Inc. *				15,510
	2,900	LIN TV Corp. *				16,675
	3,900	RF Micro Devices, Inc. *				19,422
						114,148

	Consumer, Cyclical: 2.0%
	2,900	American Eagle Outfitters, Inc.				53,708
	39,980	Ford Motor Co. Warrants *
		($9.20, expiring 1/1/13)				193,503
	140,150	SJM Holdings Ltd. (HKD) #				92,509
	3,600	The Timberland Co. (Class A) *				76,824
						416,544

Consumer, Non-cyclical: 1.8%
	3,800	Cambrex Corp. *				15,390
	1,100	CRA International, Inc. *				25,212
	16,200	Great Lakes Dredge & Dock Corp.				85,050
	1,800	Merit Medical Systems, Inc. *				27,450
	1,900	Pharmaceutical Product Development, Inc.				45,125
	1,500	PharMerica Corp. *				27,330
	2,200	Sara Lee Corp.				30,646
	1,100	Seneca Foods Corp. *				32,032
	16,220	Tsingtao Brewery Co. Ltd. (HKD) #				81,547
						369,782

	Diversified: 0.4%
	7,400	Swire Pacific Ltd. (HKD) #				88,946

Energy: 0.5%
	800	Cabot Oil & Gas Corp.				29,440
	1,100	Comstock Resources, Inc. *				34,980
	2,000	International Coal Group, Inc. *				9,140
	600	Unit Corp. *				25,368
						98,928

	Financial: 2.2%
	1,300	First Chester County Corp.				13,156
	1,100	Flushing Financial Corp.				13,926
	2,900	Hanover Insurance Group, Inc.				126,469
	3,200	Harleysville National Corp.				21,440
	11,000	Henderson Land Development Co. Ltd. (HKD) #				77,325
	5,100	Ocwen Financial Corp. *				56,559
	1,500	Old National Bancorp				17,925
	700	Simmons First National Corp. (Class A)				19,299
	115,317	Tisco Financial Group PCL (THB) #				96,168
						442,267

	Industrial: 2.2%
	1,400	Clean Harbors, Inc. *				77,784
	5,100	EnergySolutions, Inc.				32,793
	6,100	Furmanite Corp. *				31,659
	7,036	Globaltrans Investment PLC Reg S (GDR) #				91,279
	3,300	Marten Transport Ltd. *				65,043
	113,000	Pacific Basin Shipping Ltd. (HKD) #				89,690
	4,000	PowerSecure International, Inc. *				31,520
	1,700	SunPower Corp. (Class B) *				28,458
						448,226

	Technology: 2.6%
	4,400	Actel Corp. *				60,940
	4,100	Ciber, Inc. *				15,334
	123,621	CSE Global Ltd. (SGD) #				87,424
	3,400	Fairchild Semiconductor International, Inc. *				36,210
	1,500	Formfactor, Inc. *				26,640
	3,400	Mattson Technology, Inc. *				15,708
	1,800	Pericom Semiconductor Corp. *				19,278
	120	Samsung Electronics Co. Ltd. (KRW) #				86,759
	11,900	Seachange International, Inc. *				85,442
	2,000	Seagate Technology *				36,520
	2,300	Standard Microsystems Corp. *				53,544
	1,000	Xyratex Ltd. *				16,930
						540,729
	Total Common Stocks
	(Cost: $2,572,949)(a)					2,757,723

	CLOSED-END FUNDS: 1.5%
	23,917	ING Prime Rate Trust				150,199
	30,243	Van Kampen Senior Income Trust				154,239
	Total Closed-End Funds
	(Cost: $203,465)(a)					304,438

	Principal Amount
	CORPORATE BONDS: 8.5%
	51,000	ArvinMeritor, Inc. 8.75% 3/1/12				54,825
	108,000	Blockbuster, Inc. 11.75% 10/1/14 R				80,190
	124,000	Broadview Networks Holdings, Inc. 11.375% 9/1/12				121,210
	135,000	Circus & Eldorado Joint Venture 10.125% 3/1/12				118,125
	183,000	Global Crossing UK Finance PLC 10.75% 12/15/14				193,065
	200,000	GMAC, Inc. 1.767% 3/15/11				193,250
	110,000	Harvest Operations Corp. 7.50% 5/31/2015 (CAD)				109,562
	30,000	LDK Solar Co. Ltd. 4.75% 4/15/13				25,350
	71,000	LeCroy Corp. 4.00% 10/15/26				66,296
	130,000	MGM Mirage 8.375% 2/1/11				130,325
	26,000	Newmont Mining Corp. 3.00% 2/15/12				33,053
	85,000	Primus Telecommunications Group, Inc. 14.25% 5/20/13				83,300
	133,000	Satelites Mexicanos, S.A. de CV 9.04% 11/30/11				125,685
	29,000	Textron, Inc. 4.50% 5/1/13				50,460
	60,000	Trico Shipping AS 11.875% 11/1/14 R				57,600
	130,000	Verso Paper Holdings LLC 11.50% 7/1/14 R				141,050
	29,000	Wyndham Worldwide Corp. 3.50% 5/1/12				59,668
	90,000	Zions Bancorporation 6.00% 9/15/15				82,894
	Total Corporate Bonds
	(Cost: $1,710,467)(a)					1,725,908

	Number of Shares
EXCHANGE TRADED FUNDS: 3.3%
	5,491	iShares MSCI Emerging Markets Index Fund				231,281
	4,360	Market Vectors - Gold Miners ETF (b)				193,628
	5,089	Powershares QQQ				245,188
Total Exchange Traded Funds
	(Cost: $615,679)(a)					670,097

	OPEN-END FUNDS: 44.2%
	9,592	AC Statistical Value Market Neutral 12 Vol Fund * #				1,213,465
	11,588	AC Statistical Value Market Neutral 7 Vol Fund * #				1,314,296
	107,668	Loomis Sayles Bond Fund				1,485,820
	220,641	TFS Market Neutral Fund				3,422,142
	118,778	The Arbitrage Fund				1,554,799
	Total Open End Funds
	(Cost: $8,696,340)(a)					8,990,522

OPTIONS PURCHASED: 0.1%
	16	A. Schulman, Inc. Puts ($25, expiring 04/17/10) *				1,520
	7	Acuity Brands, Inc. Puts ($40, expiring 04/17/10) *				189
	19	AZZ, Inc. Puts ($30, expiring 04/17/10) *				285
	3	CurrencyShares Euro Trust Puts ($135, expiring 04/17/10) *				360
	1	CurrencyShares Japanese Yen Trust Puts ($105, expiring 05/22/10) *				135
	6	iShares Cohen & Steers Realty Majors Index Fund Puts ($53, expiring 04/17/10) *				90
	6	iShares Cohen & Steers Realty Majors Index Fund Puts ($56, expiring 04/17/10) *				360
	4	iShares Dow Jones Transportation Average Index Fund Puts ($77, expiring 04/17/10) *				210
	7	iShares Russell 2000 Index Fund Puts ($64, expiring 04/17/10) *				168
	5	iShares Russell 2000 Index Fund Puts ($65, expiring 04/17/10) *				185
	4	iShares Russell 2000 Index Fund Puts ($66, expiring 05/22/10) *				580
	8	iShares Russell 2000 Index Fund Puts ($67, expiring 04/17/10) *				640
	6	iShares Russell Microcap Index Fund Puts ($41, expiring 04/17/10) *				120
	4	iShares Russell Microcap Index Fund Puts ($42, expiring 04/17/10) *				170
	7	JPMorgan Chase & Co. Puts ($40, expiring 04/17/10) *				84
	121	LDK Solar Co. Ltd. Puts ($4, expiring 01/22/11) *				9,075
	8	Materials Select Sector SPDR Fund Puts ($32, expiring 05/22/10) *				412
	11	Nordic American Tanker Shipping Puts ($29, expiring 04/17/10) *				165
	12	Semiconductor HOLDRs Trust Puts ($26, expiring 04/17/10) *				132
	8	Semiconductor HOLDRs Trust Puts ($28, expiring 04/17/10) *				536
	8	SPDR Barclays Capital High Yield Bond ETF Puts ($38, expiring 04/17/10) *				80
	6	SPDR Barclays Capital High Yield Bond ETF Puts ($39, expiring 05/22/10) *				480
	4	SPDR Dow Jones Industrial Average ETF Trust Puts ($104, expiring 04/17/10) *				88
	4	SPDR Gold Trust Puts ($105, expiring 04/17/10) *				132
	8	SPDR KBW Regional Banking ETF Puts ($24, expiring 04/17/10) *				40
	5	SPDR KBW Regional Banking ETF Puts ($25, expiring 04/17/10) *				75
	6	SPDR KBW Regional Banking ETF Puts ($26, expiring 05/22/10) *				510
	3	SPDR S&P 500 ETF Trust Puts ($112, expiring 04/17/10) *				93
	3	SPDR S&P MidCap 400 ETF Trust Puts ($136, expiring 04/17/10) *				105
	1	SPDR S&P MidCap 400 ETF Trust Puts ($140, expiring 05/22/10) *				275
	5	SPDR S&P Oil & Gas Exploration & Production ETF Puts ($42, expiring 04/17/10) *				425
	8	SPDR S&P Retail ETF Puts ($40, expiring 04/17/10) *				256
	Total Options Purchased
	(Cost: $28,824)					17,975

MONEY MARKET FUND: 31.7%
	(Cost: $6,448,584)
	6,448,584	AIM Treasury Portfolio - Institutional Class				6,448,584

	Total Investments: 102.8%					20,915,247
	(Cost: $20,276,308)
Liabilities in excess of other assets: (2.8)%						(565,274)
	NET ASSETS: 100.0%					$ 20,349,973

SECURITIES SOLD SHORT: (15.3)%
	COMMON STOCKS: (8.4)%
	Basic Materials: (0.4)%
	(850)	A. Schulman, Inc.				$ (20,800)
	(188)	Freeport-McMoRan Copper & Gold, Inc.				(15,705)
	(800)	Valspar Corp.				(23,584)
	(700)	Zep, Inc.				(15,316)
						(75,405)

	Consumer, Cyclical: (3.6)%
	(800)	Beacon Roofing Supply, Inc. *				(15,304)
	(400)	Darden Restaurants, Inc.				(17,816)
	(500)	Dress Barn, Inc. *				(13,080)
	(25,810)	Ford Motor Co. *				(324,432)
	(1,370)	J. Crew Group, Inc. *				(62,883)
	(503)	Marriott International, Inc.				(15,855)
	(700)	Royal Caribbean Cruises Ltd. *				(23,093)
	(1,300)	Ruby Tuesday, Inc. *				(13,741)
	(2,000)	Texas Roadhouse, Inc. *				(27,780)
	(800)	The Cheesecake Factory, Inc. *				(21,648)
	(1,875)	The Men's Wearhouse, Inc.				(44,888)
	(300)	Toro Co.				(14,751)
	(1,000)	Winnebago Industries *				(14,610)
	(300)	WW Grainger, Inc.				(32,436)
	(2,400)	Wyndham Worldwide Corp.				(61,752)
	(500)	Yum! Brands, Inc.				(19,165)
						(723,234)

Consumer, Non-cyclical: (0.1)%
	(800)	Luxottica Group S.p.A. (ADR)				(21,424)

	Energy: (0.1)%
	(300)	Peabody Energy Co.				(13,710)

	Financial: (1.5)%
	(22,300)	Allied Irish Banks PLC (ADR) *				(71,806)
	(1,400)	First Niagara Financial Group, Inc.				(19,908)
	(23,700)	National Bank of Greece S.A. (ADR)				(96,222)
	(500)	Regency Centers Corp.				(18,735)
	(600)	Tower Bancorp, Inc.				(16,062)
	(3,523)	Zions Bancorporation				(76,872)
						(299,605)

	Industrial: (2.7)%
	(600)	AAON, Inc.				(13,572)
	(500)	AMETEK, Inc.				(20,730)
	(500)	Armstrong World Industries, Inc. *				(18,155)
	(600)	Baldor Electric Co.				(22,440)
	(1,700)	Comfort Systems USA, Inc.				(21,233)
	(800)	EnerSys *				(19,728)
	(400)	Gardner Denver, Inc.				(17,616)
	(500)	Ingersoll-Rand PLC				(17,435)
	(900)	Kennametal, Inc.				(25,308)
	(800)	Lennox International, Inc.				(35,456)
	(1,700)	Masco Corp.				(26,384)
	(600)	Middleby Corp. *				(34,554)
	(300)	Nordson Corp.				(20,376)
	(1,200)	Owens Corning *				(30,528)
	(300)	Regal-Beloit Corp.				(17,823)
	(800)	Rofin-Sinar Technologies, Inc. *				(18,096)
	(700)	Sun Hydraulics Corp.				(18,186)
	(2,400)	Textron, Inc.				(50,952)
	(600)	Thomas & Betts Corp. *				(23,544)
	(700)	Timken Co.				(21,007)
	(400)	Valmont Industries, Inc.				(33,132)
	(600)	Wabtec Corp.				(25,272)
	(700)	Watts Water Technologies, Inc.				(21,742)
						(553,269)

Total Common Stocks Sold Short
	(Proceeds: ($1,616,032))					(1,686,647)

	Principal Amount
CORPORATE BONDS: (1.9)%
	(65,000)	Blockbuster, Inc. 9.00% 9/1/12				(13,487)
	(130,000)	SanDisk Corp. 1.00% 5/15/13				(112,937)
	(45,000)	Trico Marine Services, Inc. 3.00% 1/15/27				(16,537)
	(15,000)	Trico Marine Services, Inc. 8.125% 2/1/13				(10,612)
	(78,000)	Verso Paper Holdings LLC 4.09% 8/1/14				(66,885)
	(26,000)	Verso Paper Holdings LLC 11.375% 8/1/16				(22,815)
	(129,000)	Vulcan Materials Co. 7.00% 6/15/18				(141,369)
	Total Corporate Bonds
	(Proceeds: ($382,703))					(384,642)

EXCHANGE TRADED FUND: (5.0)%
	(Proceeds: ($925,329))
	(8,623)	SPDR Trust, Series 1				(1,008,891)

	Total Securities Sold Short
	(Proceeds: ($2,924,064))					$ (3,080,180)

COVERED OPTIONS WRITTEN: (0.1)%
	(25)	CBOE Index Calls ($27.50, expiring 05/19/10) *				(2,125)
	(25)	SPDR S&P 500 ETF Trust Calls ($120, expiring 05/22/10) *				(11,000)
	(6)	Tiffany & Co. Calls ($49, expiring 04/17/10) *				(240)
	(5)	Tiffany & Co. Calls ($50, expiring 04/17/10) *				(100)
	(6)	Xyratex Ltd. Calls ($17.50, expiring 04/17/10) *				(450)
Total Covered Options Written
	(Premiums received: ($8,021))					(13,915)

					Aggregate Value of Contracts	Unrealized Appreciation
FUTURES CONTRACTS: 10.3%
	18	10 Year Treasury Note June 10 *			2,092,500	$ 8,762

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
KRW	Korean Won
SGD	Singapore Dollar
THB	Thai Baht
*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $3,408,127, which represents 16.7% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $409,165, or 2.0% of net assets.

Reg S
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Securities segregated for securities sold short with a market value of $14,448,688.
(b)	Affiliated issuer - as defined under the Investment Company Act of 1940 (Van Eck Associates Corp. is the distributor and investment manager of the Market Vectors ETF Trust).

The aggregate cost of investments owned for Federal income tax purposes is $20,287,603 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation						$ 725,894
Gross Unrealized Depreciation						(98,250)
	Net Unrealized Appreciation					$ 627,644

Restricted securities held by the Fund are as follows:
		Acquisition	Principal	Acquisition		% of
Security		Date	Amount	Cost	Value	Net Assets
Blockbuster, Inc. 11.75%, 10/1/14		2/17/2010	62,000	$ 44,620	$ 80,190	0.4%
Trico Shipping A.S. 11.88%, 11/1/14		3/17/2010	60,000	57,913	57,600	0.3
Verso Paper Holdings LLC 11.50%, 7/1/14		3/24/2010	130,000	141,656	141,050	0.7
				$ 244,189	$ 278,840	1.4%

Affiliates		Market Value 12/31/09	Purchases	Sales Proceeds	Gain (Loss)	Market Value 3/31/10
Market Vectors Agribusiness ETF		$ 57,584	$ -	$ 58,060	$ 6,641	$ -
Market Vectors Gold Miners ETF		-	198,943	-	-	193,628
Market Vectors Nuclear Energy ETF		23,566	-	21,903	(2,534)	-
Total		$ 81,150	$ 198,943	$ 79,963	$ 4,107	$ 193,628

				Level 2	Level 3
			Level 1	Significant	Significant
			Quoted Prices	Observable Inputs	Unobservable Inputs	Total
	Long Positions
	Common Stocks:
	Basic Materials		$ 149,434	$ 88,719	$ -	$ 238,153
	Communications		114,148	-	-	114,148
	Consumer, Cyclical		324,035	92,509	-	416,544
	Consumer, Non-cyclical		288,235	81,547	-	369,782
Diversified			-	88,946	-	88,946
Energy			98,928	-	-	98,928
Financial			268,774	173,493	-	442,267
Industrial			267,257	180,969	-	448,226
Technology			366,546	174,183	-	540,729
	Closed-End Funds		304,438	-	-	304,438
	Corporate Bonds		1,725,908	-	-	1,725,908
	Exchange Traded Funds		670,097	-	-	670,097
	Open-End Funds		6,462,761	2,527,761	-	8,990,522
	Options Purchased		17,975	-	-	17,975
	Money Market Fund		6,448,584	-	-	6,448,584
Total			$ 17,507,120	$ 3,408,127	$ -	$ 20,915,247

				Level 2	Level 3
			Level 1	Significant	Significant
			Quoted Prices	Observable Inputs	Unobservable Inputs	Total
	Short Positions*		$ 3,080,180	$ -	$ -	$ 3,080,180

Other financial instruments, net**			$ (5,153)	$ -	$ -	$ (5,153)

* See Schedule of Investments for security type and industry sector breakouts
** Other financial instruments include futures contracts and written options.

See Note to Schedules of Investments

 Van Eck Funds
Note To Schedules of Investments
March 31, 2010 (unaudited)

Security Valuation - Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("ASC 820"), the Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. ASC 820 establishes a hierarchy that prioritizes inputs to valuation methods used to measure fair value and requires additional disclosures about these valuation measurements. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: May 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. van Eck, Chief Executive Officer, Van Eck Funds

Date: May 31, 2010

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: May 31, 2010